Consolidated Statement of Changes in Equity - USD ($)		Share Capital	Share Premium	Other Reserves	Foreign Currency Translation Reserve	Retained earnings / (Accumulated Deficit)	Total
Beginning Balance at Dec. 31, 2021	[1]	$ 178,134	$ 212,643,493		$ 793,694	$ (199,305,494)	$ 14,309,827
Net loss						(27,778,443)	(27,778,443)	[2],[3]
Other comprehensive income / (loss)					(869,924)	462,070	(407,854)
Total comprehensive loss					(869,924)	(27,316,373)	(28,186,297)	[3]
Transactions with owners of the Company
Capital increase		89,639	4,316,691				4,406,330
Transaction costs			(37,168)				(37,168)
Conversion of convertible loan
Recognition of equity components of convertible loans with warrants				160,343			160,343
Reduction of share premium
Share based payments						358,952	358,952
Ending Balance at Dec. 31, 2022	[1]	267,773	216,923,016	160,343	(76,230)	(226,262,915)	(8,988,013)
Net loss						(4,306,260)	(4,306,260)	[2],[3]
Other comprehensive income / (loss)					368,507	34,683	403,190
Total comprehensive loss					368,507	(4,271,577)	(3,903,070)	[3]
Transactions with owners of the Company
Capital increase		530,463	5,495,475				6,025,938
Proceeds from public offering		1,161,600	3,838,827				5,000,427
Proceeds from exercise of warrants		163	614,733				614,896
Transaction costs			(974,197)				(974,197)
Conversion of convertible loan		1,248,614	7,858,192				9,106,806
Reclassification equity component on conversion or repayment			557,520	(565,469)			(7,949)
Recognition of equity component of loans with warrants				565,469			565,469
Value of warrants and prefunded warrants			(4,856,433)	4,856,433
Fair value change of warrants						(7,871)	(7,871)
Reduction of share capital		(3,205,657)	3,205,657
Reduction of share premium			(208,773,458)			208,773,458
Transfer to profit or loss					(179,468)		(179,468)
Share based payments						422,275	422,275
Ending Balance at Dec. 31, 2023	[1]	2,956	23,889,332	5,016,776	112,809	(21,346,630)	7,675,243
Net loss						(8,457,748)	(8,457,748)
Other comprehensive income / (loss)					464,590	(250,448)	214,142
Total comprehensive loss					464,590	(8,708,196)	(8,243,606)
Transactions with owners of the Company
Capital increase		3,847	3,376,952				3,380,799
Proceeds from public offering		754	3,988,889				3,989,643
Transaction costs			(770,821)				(770,821)
Proceeds from exercise of prefunded warrants		1,767					1,767
Reclassification equity component on conversion or repayment			58,331	(58,331)
Value of warrants and prefunded warrants			(5,573,321)	5,573,321
Reduction of share premium			(26,492,109)			26,492,109
Share based payments						532,081	532,081
Ending Balance at Dec. 31, 2024		$ 9,324	$ (1,522,747)	$ 10,531,766	$ 577,399	$ (3,030,636)	$ 6,565,106

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[3]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).